Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries, and their VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Recapitalization

Recapitalization

On November 8, 2019, the Company effected a 2 for 1 forward share split of all issued and outstanding ordinary shares of the Company. In addition, all existing shareholders agreed to surrender to the Company as treasury shares, 12.5% of the then outstanding ordinary shares (3,100,000 ordinary shares) for no consideration. On May 28, 2020, all existing shareholders of the Company agreed to surrender an aggregate of 6,510,000 ordinary shares, or 30% of our then outstanding ordinary shares, at no consideration to be reserved as treasury shares of the Company. These transactions were treated as a recapitalization prior to the Company’s initial public offering. All share and per share amounts have been retroactively adjusted for this recapitalization for all periods presented.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, the useful lives of property and equipment and intangible assets and impairment of long-lived assets. Actual results could differ from these estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The reporting currency of the Company is the U.S. dollar. The functional currency for our holding company is the U.S. dollar. In the PRC, the Company conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. In Hong Kong, the Company conducts its business in the local currency, Hong Kong dollar (HKD), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the Federal Reserve at the end of the period. The statements of income and cash flows are translated at the average translation rates during the reporting periods and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments are included in accumulated other comprehensive income. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2021and December 31, 2020 were translated at RMB 6.38 and RMB 6.52 to one U.S. dollar (USD), respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2021 and 2020 were RMB 6.45 to one USD. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2021 and 2020 were translated at HKD 7.80 and HKD 7.75 to one USD, respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2021 and 2020 were HKD 7.77 and HKD 7.76 to one USD, respectively. The shareholder’s equity accounts were translated at their historical rates. Amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Fair value measurement

Fair value measurement

The accounting standards regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurements and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices, other than those included in Level 1, for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts included in current assets and current liabilities in the consolidated balance sheets approximate their fair values because of the short-term nature of such instruments.

Fair value disclosure:

		December 31, 2021 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment	$3,748,900	$-	$3,748,900	$-

		December 31, 2020 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment	$1,056,286	$-	$1,056,286	$-

The Company values its short-term investment using alternative pricing sources and market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2. This investment has original maturities of less than 1 year and the carrying value approximates its fair value.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash in bank and money market funds which are unrestricted as to immediate withdrawal and use.
Short-term investments

Short-term investments

The short-term investment represents an investment in a bank-issued wealth management product with underlying investments in cash, bonds and equity funds. The investment products are issued by Ping An Bank. The investments have a maturity of less than 1 year and their carrying value approximates their fair value. The gain from sale of these investments are recognized in the statements of income and comprehensive income. Earnings from these investments for the years ended December 31, 2021 and 2020 amounted to $169,065 and $93,007, respectively.

Accounts receivable

Accounts receivable

Accounts receivable represents amounts due from the Company’s customers. An allowance for doubtful accounts may be established and recorded based on management’s assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if the allowance for doubtful accounts is adequate and adjusts the allowance when necessary. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company has provided an allowance for doubtful accounts of approximately $109,000 for the Company’s accounts receivable for the year ended December 31, 2021 while the Company provided an allowance for doubtful accounts of approximately $117,000 and then wrote off same amount for the year ended December 31, 2020.

Other receivables and prepaid expenses

Other receivables and prepaid expenses

Other receivables that are short term in nature include employee advances, such as travel advance, advance to purchase office supplies in the normal course of business and certain short-term deposits. An allowance for doubtful accounts may be established and recorded based on management’s assessment of the likelihood of realization or collection. Management reviews these items on a regular basis to determine if the allowance for doubtful accounts is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of realization or collection is not probable. No allowance was required as of December 31, 2021 and 2020.

Prepaid expenses include advance payments made to vendors for certain prepaid services such as system service fees, prepaid rent for our office (with lease under one year) and prepaid taxes.

Other receivables – related party

Other receivables – related party

Other receivables – related party consist of funds which are held on a trading platform trust account with Nanjing Jinwang Art Purchase E-commerce Co., Ltd., which is owned by Huajun Gao and Aimin Kong, each is an 11.64% beneficial owners of the Company. The funds can be withdrawn and used after the Company completes the necessary administrative procedures. The Company normally makes withdrawals from this account monthly. The receivable as of December 31, 2021 received by the Company in January 2022.

Escrow

In connection with the Company’s initial public offering in December 2020, $600,000 of the net proceeds was deposited into an escrow account as security for the underwriters for 24 months from the closing of the offering to cover any potential claims related to the offering. If no claims are made, the funds will be released to the Company in December 2022.

Deposit

The Company entered into a memorandum of understanding (“MOU”) to acquire office buildings and the related land use rights in November 2020 with a third-party seller. The close of the transaction was dependent on the seller obtaining a permit regarding the proposed use of the site. Subsequent to December 31, 2020, the Company terminated the MOU as the seller was unable to obtain the required permit and the Company received a full refund of the deposit (see Note 5).

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Office building	35 years
Leasehold improvements	lesser of lease term or expected useful life

The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and other comprehensive income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions, renewals and betterments, which are expected to extend the useful life of an asset, are capitalized. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Estimated Useful Life
Artwork and collectible trading platform	5 years
Software	5 years

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the asset based on the undiscounted future cash flows the asset is expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. For the year ended December 31, 2021, the Company purchased software for digital assets trading commodities and the Company has postponed the usage of the software and the Company recorded $25,590 of impairment loss due to recent regulations in PRC that is unfavorable for digital assets. For the year ended December 31, 2020, no impairment of long-lived assets was recognized.

Investments

Entities in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Company has voting shares representing 20% to 50%, and other factors, such as representation on the board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Dividends received from the equity method investments are recorded as reductions in the cost of such investments. The Company generally considers an ownership interest of 20% or higher to represent significant influence. The Company accounts for the investments in entities over which it has neither control nor significant influence, and no readily determinable fair value is available, using the investment cost minus any impairment, if necessary. The Company’s investment of 18% ownership of Zhongcang Warehouse Co., Ltd.
Escrow

Escrow

In connection with the Company’s initial public offering in December 2020, $600,000 of the net proceeds was deposited into an escrow account as security for the underwriters for 24 months from the closing of the offering to cover any potential claims related to the offering. If no claims are made, the funds will be released to the Company in December 2022.

Deposit

Deposit

The Company entered into a memorandum of understanding (“MOU”) to acquire office buildings and the related land use rights in November 2020 with a third-party seller. The close of the transaction was dependent on the seller obtaining a permit regarding the proposed use of the site. Subsequent to December 31, 2020, the Company terminated the MOU as the seller was unable to obtain the required permit and the Company received a full refund of the deposit (see Note 5).

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Office building	35 years
Leasehold improvements	lesser of lease term or expected useful life

The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and other comprehensive income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions, renewals and betterments, which are expected to extend the useful life of an asset, are capitalized. The Company also re-evaluates the periods of depreciation and amortization to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Estimated Useful Life
Artwork and collectible trading platform	5 years
Software	5 years

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the asset based on the undiscounted future cash flows the asset is expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. For the year ended December 31, 2021, the Company purchased software for digital assets trading commodities and the Company has postponed the usage of the software and the Company recorded $25,590 of impairment loss due to recent regulations in PRC that is unfavorable for digital assets. For the year ended December 31, 2020, no impairment of long-lived assets was recognized.

Investments

Investments

Entities in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Company has voting shares representing 20% to 50%, and other factors, such as representation on the board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Dividends received from the equity method investments are recorded as reductions in the cost of such investments. The Company generally considers an ownership interest of 20% or higher to represent significant influence. The Company accounts for the investments in entities over which it has neither control nor significant influence, and no readily determinable fair value is available, using the investment cost minus any impairment, if necessary. The Company’s investment of 18% ownership of Zhongcang Warehouse Co., Ltd. of $548,151 and $535,617 as of December 31, 2021 and 2020, respectively, and is accounted for using the cost method.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investment is less than its carrying value. An impairment loss is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investment; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. No events have occurred that indicated a decline in fair value that is other-than-temporary for the years ended December 31, 2021 and 2020.

Certificate of deposits

Certificate of deposits

The Company has a certificate of deposit with a bank expires on May 20, 2023 with interest of 3.575% per annum. The Company will be subject to an early withdrawal penalty if redeemed before maturity. Interest income amounted to approximately $58,000 for the year ended December 31, 2021.

Deferred revenue	Deferred revenue Payments received from customers before all of the relevant criteria for revenue recognition are recorded as deferred revenue.
Revenue recognition

Revenue recognition

The Company follows FASB ASC 606, Revenue from Contracts with Customers, for recognizing its revenue. The core principle underlying the revenue recognition standard is that the Company will recognize revenue to represent the transfer of services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of services transfers to a customer. Under the guidance of ASC 606, the Company is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligation. Revenues are recorded, net of sales related taxes and surcharges.

The Company continues to derive its revenues from service contracts with its customers with revenues being recognized upon performance of services. Persuasive evidence of an arrangement is demonstrated via service contracts and invoices; and the consideration to the customer is fixed upon acceptance of the sales contract. At times, the Company offers incentives and rebates to its customers directly and the Company accounts for these incentives payable to customers as a reduction of the contract price.

The Company’s revenues are recognized at a point in time or over time after all performance obligations are satisfied. The Company’s commission expenses to its sales agents are expensed when incurred.

The Company is an online provider of collectibles and artwork e-commerce services, which allows artists and art dealers and owners to access the art trading market with a wider range of artwork investors through the Company’s platforms. The Company currently facilitates trading by individual and institutional customers of artwork, collectibles and commodities on the Company’s online platforms. In addition to collectibles and artwork, the Company has also expanded its platform to trade commodities principally teas.

The Company generates revenue from its services in connection with the trading of artwork and commodities on its platforms, primarily consisting of listing service fees, transaction fees, marketing services fees and other revenues collected from traders (the Company’s customers).

The Company has cooperative agreements with third parties who are experts and possess new ideas and resources for collectibles/commodities business to co-develop certain niche markets (such as vintage coins and teas) to be traded on the Company’s online platforms. These parties are required to place a security deposits with the Company until termination of the cooperative agreements and deposit amounts will need to increase as the trading volume increases. Revenue generated from these niche markets will be shared between the Company and these parties based on pre-agreed rates and trading volume. The Company accounts for the portion of revenue that needs to be reimbursed to the third parties as a reduction of total contract revenue to be received from customers. Approximately $119,000 and $62,000 has been recorded as a reduction of revenue and payables to these parties for the years ended December 31, 2021 and 2020, respectively.

Listing service fees

One-time nonrefundable listing service fees are collected from owners and traders for listing their products on the platform. The Company’s only performance obligation is to provide the listing on the Company’s platform over the period requested. The Company recognizes the related revenue upon the completion of its performance obligations. The fees are determined by contracts with the customers as a fixed percentage of the listing price.

Transaction fee revenue

Transaction fee revenue is generally calculated based on the transaction value of collectibles, artwork and commodities per transaction. Transaction value is the dollar amount of the purchase or sale of the collectibles, artwork and commodities after they are listed on the Company’s platforms. The Company’s performance obligation is to facilitate the trading transactions. Transaction fee revenue is recognized and collected at the point-in-time when the transaction is completed. Transaction fee revenue also includes predetermined monthly transaction fees for select traders with large transactions and are negotiated on a case-by-case basis. Predetermined transaction fees are recognized and earned over the specified service period.

In 2018, the Company started a customer reward points program, pursuant to which reward points were issued for opening a new account or referring customers to open accounts with us during our promotion period. In that regard, customers are required to redeem certain reward points for new listings along with the regular listing services fees. If a customer does not have any reward points, he/she can purchase them from other customers on our platform. The Company does not record revenue when customers redeem any points as it is considered as a prerequisite for a new listing in addition to the regular services fees. The points are traded by and among our customers on the platform and the Company charges a transaction fee from such points trading. The Company assessed if a material right existed when the Company initially issued the reward points and if the points represent a separate performance obligation. In general, the points were given to customers based on existing accounts or promotions without the customers having to acquire services from the Company, therefore there was no material right and no separate performance obligation exists. Transaction fee revenue from the trading of reward points amounted to approximately $3.4 million and $2.6 million for the years ended December 31, 2021 and 2020, respectively.

Predetermined transaction fees received in advance of the specified service period are recorded as deferred revenue.

Marketing service fees

Marketing service fees are usually collected after the Company completes its services and includes the following type of services:

(1)	For certain marketing service agreements, the Company promises to assist its customer in connection with his/her listing and trading of his/her collectible/artwork or commodities on the Company’s platforms, which mainly includes consultation and supporting services of the marketability for the collectible/artwork; assessing its market value and market acceptance for the collectible/artwork or commodities; and assisting in the application and legal protection required for the customer’s collectible/artwork or commodities to be approved for listing on the Company’s platforms. For marketing service contracts in which the related performance obligations can be completed within a short period of time, the Company recognizes the related revenue upon the completion of its performance obligations.

(2)	Marketing service agreements also includes providing promotional services for customers’ items as where to place ads on well-known cultural and art exchange websites in China, to provide online and offline marketing services including cooperation with auction houses and participate in industry-related exhibitions and fairs.

The marketing service fees are charged based on the type of listing session that the customer applies for and whether the customer has listed and sold collectibles on other platforms before, and they are not tied to the type or value of the underlying collectible/artwork. Marketing service contracts and fees are recognized upon the completion of the performance obligation.

Other revenues

Other revenues (including related parties of $233,157 and $213,172 for the years ended December 31, 2021 and 2020, respectively) primarily includes service fees for IT technical support to customers and other revenues from agency recommendation fees. IT technical support fees are negotiated on a case by case basis and are recognized when the related services have been performed based on the specific terms of the contract. Agency recommendation fees are mainly training and consulting services provided to certain traders/agents for them to be qualifed. Upon completion of the training and consultation, these qualified traders/agents may introduce the Company’s platform and services to potential customers to list their collectibles and artwork with the Company for a fee or promote their own products on the Company’s platforms. The Company’s performance obligation is completed and revenue is recognized upon completion of training and consultation services.

The Company disaggregated its revenue into the following four categories:

	For the Years Ended December 31,
	2021	2020

Listing service fees	$6,900,561	$8,405,211
Transaction fees	24,462,861	7,075,283
Marketing service fees	5,750,901	1,370,164
Other revenues*	482,137	588,144
Total	$37,596,460	$17,438,802

*	Including $233,157 and $213,172 for the years ended December 31, 2021 and 2020, respectively, from related parties.

Cost of revenues

Cost of revenues

Cost of revenues consist of compensation including social welfare and benefits for the Company’s IT, risk management and customer services team, appraisal fees, online cloud service fees, storage fees paid to related party, and depreciation and amortization of hardware and software for the Company’s trading platforms.

Selling and marketing expenses:

Selling and marketing expenses:

Selling and marketing expenses includes salary and benefits for our employees in the sales and marketing department and marketing and advertising expenses. Selling expenses also include incentive payments to third parties that refer new traders to utilize the Company’s e-commerce trading platforms.

Website advertising expenses which are included in selling and marketing expenses to related party amounted to $359,968 and $1,762,652 for the years ended December 31, 2021 and 2020, respectively.

Value added taxes (“VAT”)

Value added taxes (“VAT”)

Revenue represents the invoiced value of services, net of VAT. The VAT is based on the gross sales price and VAT rates range up to 6%, depending on the type of services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable or other receivables and prepaid expenses. All of the VAT returns filed by the Company’s subsidy, VIE and its subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” Under the asset and liability method as required by this accounting standard, deferred income tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred taxes are charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income taxes are classified as income tax expense in the period incurred. PRC tax returns filed in 2021 are subject to examination by the applicable tax authorities. Tax returns filed in Hong Kong from 2018 to 2021 are subject to examination.

Leases

Leases

The Company adopted FASB ASU 2016-02, “Leases” (Topic 842) for the year ended December 31, 2021, and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Upon adoption, the Company recognized approximately $34,608 of a right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 4.75% based on the duration of lease terms.

Operating lease ROU assets and lease liabilities are recognized at the adoption date or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company used its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

The Company reviews for impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Other Income, net

Other Income, net

Other income includes government subsidies of approximately $115,000 to promote local business development and VAT refund of approximately $78,000. As part of VAT reform in 2019, a taxpayer in certain service industries was allowed to reclaim an additional 10% of input VAT credit against the amount of VAT payable from April 1, 2019 to December 31, 2021. The net other income is approximately $193,000 and $169,000 for the years ended December 31, 2021, and 2020, respectively which increased the Company’s earnings per share in each year by $0.01.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical factors and the specific facts and circumstances of each matter.

Earnings per share

Earnings per share

Basic earnings per share are computed by dividing income available to shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares (outstanding warrants) were exercised and converted into ordinary shares. As of December 31, 2021 and 2020, there were no dilutive shares.

Statutory Reserves

Statutory Reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profits to the non-distributable statutory surplus reserve fund. Subject to certain cumulative limits, the statutory surplus reserve fund requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end. If the Company has accumulated losses from prior periods, the Company is able to use the current period net income after tax to offset against the accumulated loss. For the years ended December 31, 2021 and 2020, the Company appropriated $0 to the statutory reserve fund. The Company has met the required maximum contributions to the statutory reserves for both of its operating entities in China, Kashi Dongfang and Kashi Longrui.

Employee benefits

Employee benefits

Full-time employees of the Company are entitled to staff welfare benefits including medical care, housing funds, pension benefits, unemployment insurance and other welfare benefits, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans. The expenses for the plans were $105,565 and $61,305, for the years ended December 31, 2021, and 2020, respectively.

Segments

Segments

FASB ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280, which is facilitating e-commerce of artwork/collectables trading. All of the Company’s net revenues were generated in the PRC and Hong Kong.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation mainly reclassifying other receivables – related party from cash and cash equivalents. The reclassification have no effect on the Company’s reported total assets, revenues or net income.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this ASU address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13, while still providing financial statement users with decision-useful information. ASU 2016-13 is effective for the Company for annual and interim reporting periods beginning January 1, 2023 after FASB delayed the effective date for non-public companies with ASU 2019-10. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in ASU 2019-12 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company adopted this ASU on January 1, 2021 and the adoption of this standard did not have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning after December 15, 2020. Early application is not permitted. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The Company adopted this ASU on January 1, 2021 and the adoption of this standard did not have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for annual periods beginning after December 15, 2020 for public business entities. Early application is permitted. The amendments in this Update should be applied retrospectively. The Company adopted this ASU on January 1, 2021 and the adoption of this standard did not have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.